The deferred tax assets and liabilities are allocable to the various balance sheet items as follows: (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset from
Tax losses carried forward	€ 156,470	€ 131,633
Fixed assets	2,007	2,033
Inventory	1,837	4,108
Borrowings and accrued interest	1,284	1,161
Provision	1,611	1,564
Other items	2,891	2,019
Non-recognition of deferred tax assets	(153,836)	(126,283)
Total deferred tax assets	12,264	16,235
Deferred tax liability from
Fixed assets	(2,359)	(1,187)
Intangible assets	(6,855)	(7,480)
Other items	(758)	(2,410)
Total deferred tax liability	(9,972)	(11,077)
Deferred tax, net	€ 2,292	€ 5,158